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Supplement to the currently effective Statement of Additional Information and all currently effective Supplements thereto of each of the listed funds:


Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.
         Prime Series
         Treasury Series
         Tax-Free Series


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Effective April 11, 2003, the Fund's Custodian is State Street Bank and Trust
Company ("SSB"). The Board of Directors approved changing the Funds' Custodian at Board Meetings held on February 24, 2003 and March 27, 2003. State Street Bank and Trust Company's offices are at One Heritage Drive - JPB/2N, North Quincy, MA 02171.






               Please Retain This Supplement for Future Reference